UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/03

Check here if Amendment [  ]; Amendment number: ________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Calvert Asset Management, Inc.
Address:  4550 Montgomery Avenue, Suite 1000N
          Bethesda, MD 20814

Form 13F File Number: 2-69565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Greg Keifer
Title:     Compliance Officer
Phone:     (301) 951-4881

Signature, Place, and Date of Signing:

      /s/Greg Keifer       Bethesda, Maryland    05/15/2003
      [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number               Name

       801-52179                    Atlanta Capital Management Company, LLC

       801-55776                    Awad Asset Management Company, Inc.

       801-19287                    Brown Capital Management

       801-44394                    Bridgeway Capital Management, Inc.

       801-60103                    SSgA Funds Management, Inc.

       801-55795                    World Asset Management, LLC

       801-241                      David L. Babson & Company, Inc.

       801-06709                    Fred Alger Management, Inc.

       801-15028                    GMO & Co. LLC

       801-50333                    Harris Associates, L.P.

       801-56599                    John McStay Investment Counsel

       801-17352                    Massachusetts Financial Services, Inc.






























                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        12

Form 13F Information Table Entry Total:   N/A

Form 13F Information Table Value Total:  $N/A
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    Form 13F File Number               Name

       801-52179                    Atlanta Capital Management Company, LLC

       801-55776                    Awad Asset Management Company, Inc.

       801-19287                    Brown Capital Management

       801-44394                    Bridgeway Capital Management, Inc.

       801-60103                    SSgA Funds Management, Inc.

       801-55795                    World Asset Management, LLC

       801-241                      David L. Babson & Company, Inc.

       801-06709                    Fred Alger Management, Inc.

       801-15028                    GMO & Co. LLC

       801-50333                    Harris Associates, L.P.

       801-56599                    John McStay Investment Counsel

       801-17352                    Massachusetts Financial Services, Inc.